Significant accounting policies, judgements, estimates and assumptions - Total expected adjustments to the group's lease liabilities (Details) - USD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of voluntary change in accounting policy [line items]
Less: adjustment for finance leases in joint operations	$ 189	$ 189
Current finance debt	11,525	9,373	$ 7,739
Non-current finance debt	63,507	$ 56,426	$ 55,491
Adjustment on adoption of IFRS | IFRS 16
Disclosure of voluntary change in accounting policy [line items]
Current finance debt	2,152
Non-current finance debt	$ 7,081